SHARE INCENTIVE PLAN - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options outstanding
Outstanding at beginning of year	4,008,558
Granted	554,000
Forfeited	(6,100)
Outstanding at end of year	4,556,458	4,008,558
Vested and expected to vest	4,556,458
Exercisable at end of year	3,754,683
Weighted average exercise price
Outstanding at beginning of year	$ 7.02
Granted	0.01
Forfeited	8.49
Outstanding at end of year	6.16	$ 7.02
Vested and expected to vest	6.16
Exercisable at end of the year	6.70
Weighted average grant-date fair value per option
Outstanding at beginning of year	3.54
Granted	2.69
Forfeited	8.51
Outstanding at end of year	3.43	$ 3.54
Vested and expected to vest	3.43
Exercisable at end of the year	$ 3.40
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term (in years)	5 years 4 months 9 days	5 years 1 month 20 days
Weighted-average remaining contractual term, granted (in years)	9 years 9 months 25 days
Vested and expected to vest	5 years 4 months 9 days
Weighted-average remaining contractual term, exercisable at end of the year (in years)	4 years 7 months 13 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 2,175	$ 6,084
Aggregate intrinsic value, granted	1,312
Vested and expected to vest	2,175
Aggregate intrinsic value, exercisable at end of the year	$ 2,175